SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jul. 31, 2023
Small Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years
Large Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	4 years